Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ARTISAN PARTNERS FUNDS INC
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED 28 FEBRUARY 2025

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 14 March 2025, each Fund’s policy to charge a 2% redemption fee on certain redemptions and exchanges of Fund shares held for 90 days or less will terminate and such redemption fee will no longer be charged by each Fund. All references to a redemption fee charged by each Fund in the Artisan Partners Funds’ prospectus and statement of additional information are removed.

Please Retain This Supplement for Future Reference